Parent Company Condensed Financial Information - Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating activities:
Net income (loss)	¥ 393,613,911	$ 57,248,769	¥ 285,051,632	¥ 265,800,559
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	16,108,950	2,342,950	38,048,000
Changes in operating assets and liabilities:
Other current assets	(13,933,400)	(2,026,527)	(5,892,325)	(10,018,050)
Share of loss in equity method investments	8,300,584	1,207,270	899,584	10,464,579
Net cash provided by operating activities	554,949,643	80,714,078	476,665,920	443,556,589
Investing activities:
Advance for acquisitions	(18,121,700)	(2,635,692)
Net cash generated from (used in) investing activities	(181,756,342)	(26,435,364)	(744,856,135)	73,997,998
Financing activities:
Proceeds from issuance of Class A ordinary shares	837,505,007	121,810,051
Payment for initial public offering costs	(30,827,578)	(4,483,685)
Distribution to the shareholders (Note 1)	(200,532,021)	(29,166,173)	(579,042,699)	(17,956,030)
Net cash (used in) generated from financing activities	662,845,408	96,406,866	(465,161,217)	(132,956,030)
Effect of exchange rate changes on cash and cash equivalents	66,023,411	9,602,707	(1,467,838)	6,327,858
Net increase (decrease) in cash and cash equivalents	1,102,062,120	160,288,287	(734,819,270)	390,926,415
Cash and cash equivalents at the beginning of the year	161,963,665	23,556,638	896,782,935	505,856,520
Cash and cash equivalents at the end of the year	1,264,025,785	183,844,925	161,963,665	896,782,935
Parent Company
Operating activities:
Net income (loss)	394,104,841	57,320,172	285,400,182	265,973,599
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,307,753	190,205
Changes in operating assets and liabilities:
Other current assets	(4,117,311)	(598,838)
Amounts due to subsidiaries	7,090,700	1,031,300
Share of loss in equity method investments	(381,626,915)	(55,505,333)	(285,400,182)	(265,973,599)
Net cash provided by operating activities	16,759,068	2,437,506
Investing activities:
Advance for acquisitions	(6,875,561)	(1,000,009)
Net cash generated from (used in) investing activities	(6,875,561)	(1,000,009)
Financing activities:
Payment for initial public offering costs	(30,827,578)	(4,483,685)
Distribution to the shareholders (Note 1)	(200,532,021)	(29,166,173)	(579,042,699)	(17,956,030)
Dividends from subsidiaries	39,691,103	5,772,832	¥ 579,042,699	¥ 17,956,030
Net cash (used in) generated from financing activities	645,836,511	93,933,025
Effect of exchange rate changes on cash and cash equivalents	65,853,475	9,577,990
Net increase (decrease) in cash and cash equivalents	721,573,493	104,948,512
Cash and cash equivalents at the end of the year	721,573,493	104,948,512
Parent Company | Common Class A
Financing activities:
Proceeds from issuance of Class A ordinary shares	¥ 837,505,007	$ 121,810,051